Investment in Associates and Joint Ventures - Summarised Aggregated Financial Information for Individually Immaterial Associates and Joint Ventures (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of investment in associates and joint ventures [line items]
Operating profits before exceptional items	$ (1)	$ 7	$ 7
Joint ventures [member]
Disclosure of investment in associates and joint ventures [line items]
Operating profits before exceptional items	2		5
Associates [member]
Disclosure of investment in associates and joint ventures [line items]
Operating profits before exceptional items	$ (3)	$ 7	$ 2